UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from October 26, 2006 to November 27, 2006

        Commission File Number of issuing entity:  333-132809-29

                        FFMLT Trust 2006-FF13
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-132809

                    GS Mortgage Securities Corp.
         (Exact name of depositor as specified in its Charter)

                  Goldman Sachs Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                   Pooling Tier REMIC 1 61-1511464
                   Pooling Tier REMIC 2 61-1511465
                     Lower-Tier REMIC 61-1511466
                     Upper-Tier REMIC 61-1511467
                       Class X Remic 61-1511468
                  (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 902-1000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class A-2D          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable
Class R             [ ]             [ ]             [X]        Not Applicable
Class RC            [ ]             [ ]             [X]        Not Applicable
Class RX            [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On the November 2006 Distribution date, a distribution was made to the holders of FFMLT Trust 2006-FF13 as of the related record date. See Monthly Distribution Date
         Statement referenced in Item 9.


PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to holders of GS
                Mortgage Securities Corp., FFMLT Trust 2006-FF13,
                Mortgage Pass-Through Certificates, Series 2006-FF13, relating to the November 2006 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.



                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           GS Mortgage Securities Corp.
                                           (Depositor)


                                            /s/: Michelle Gill
                                           Name: Michelle Gill
                                           Title:  Vice President

     Date:  December 12, 2006


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders of GS Mortgage
   Securities Corp., FFMLT Trust 2006-FF13, Mortgage Pass-Through
   Certificates, Series 2006-FF13, relating to the November 2006 distribution.